Schedule I - Condensed Financial Information of Parent Company - Statements of Comprehensive Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2016	May 31, 2015	May 31, 2014
Condensed Financial Statements, Captions [Line Items]
Net income	$ 224,884	$ 193,013	$ 215,704
Other comprehensive income, net of tax
Foreign currency translation adjustment	(72,464)	12,006	(17,894)
Unrealized gain on available-for-sale securities, net of tax effect of nil, nil and nil for years ended May 31, 2014, 2015 and 2016	36,635	21,940	586
Other comprehensive (loss) / income	(35,829)	33,946	(17,308)
Comprehensive income	188,327	226,959	198,396
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Net income	224,884	193,013	215,704
Other comprehensive income, net of tax
Foreign currency translation adjustment	(72,193)	12,006	(17,894)
Unrealized gain on available-for-sale securities, net of tax effect of nil, nil and nil for years ended May 31, 2014, 2015 and 2016	35,636	21,940	586
Other comprehensive (loss) / income	(36,557)	33,946	(17,308)
Comprehensive income	$ 188,327	$ 226,959	$ 198,396